UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04842
Columbia Short Term Bond Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)	Columbia Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 34.8%
COMMUNICATIONS – 3.8%
Media – 1.2%
Jones Intercable, Inc.	7.625% 04/15/08	1,875,000	2,036,587
Tele-Communications-TCI Group	7.250% 08/01/05	1,125,000	1,131,626
Time Warner, Inc.	6.125% 04/15/06	2,460,000	2,502,952
		Media Total	5,671,165
Telecommunications – 2.6%
AT&T Wireless Services, Inc.	7.500% 05/01/07	1,970,000	2,088,574
Deutsche Telekom International Finance BV	8.500% 06/15/10	1,450,000	1,676,157
GTE Southwest, Inc.	6.000% 01/15/06	3,725,000	3,775,734
SBC Communications, Inc.	5.750% 05/02/06	1,600,000	1,625,440
Sprint Capital Corp.	6.375% 05/01/09	1,250,000	1,330,388
Verizon Global Funding Corp.	7.600% 03/15/07	600,000	634,998
Vodafone Group PLC	7.750% 02/15/10	1,100,000	1,254,341
	Telecommunications Total		12,385,632
	COMMUNICATIONS TOTAL		18,056,797
CONSUMER CYCLICAL – 0.9%
Auto Manufacturers – 0.3%
DaimlerChrysler NA Holding Corp.	4.750% 01/15/08	1,275,000	1,270,933
	Auto Manufacturers Total		1,270,933
Retail – 0.6%
Lowe’s Companies, Inc.	7.500% 12/15/05	1,675,000	1,707,043
Target Corp.	5.950% 05/15/06	1,000,000	1,019,100
	Retail Total		2,726,143
	CONSUMER CYCLICAL TOTAL		3,997,076
CONSUMER NON-CYCLICAL – 4.4%
Beverages – 1.2%
Bottling Group LLC	2.450% 10/16/06	4,300,000	4,217,182
Coca-Cola Enterprises, Inc.	5.750% 11/01/08	1,275,000	1,336,748
		Beverages Total	5,553,930
Cosmetics/Personal Care – 0.1%
Procter & Gamble Co.	4.750% 06/15/07	725,000	737,680
	Cosmetics/Personal Care Total		737,680
Food – 1.6%
General Mills, Inc.	2.625% 10/24/06	2,800,000	2,750,300
Kellogg Co.	6.000% 04/01/06	1,250,000	1,271,338
Kroger Co.	7.650% 04/15/07	1,585,000	1,673,982
Safeway, Inc.	4.950% 08/16/10	1,900,000	1,905,947
		Food Total	7,601,567

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 0.8%
UnitedHealth Group, Inc.	3.375% 08/15/07	1,415,000	1,393,874
WellPoint, Inc.	4.875% 08/01/05	2,225,000	2,229,561
	Healthcare Services Total		3,623,435
Household Products/Wares – 0.7%
Fortune Brands, Inc.	2.875% 12/01/06	3,275,000	3,210,155
	Household Products/Wares Total		3,210,155
	CONSUMER NON-CYCLICAL TOTAL		20,726,767
ENERGY – 2.4%
Oil & Gas – 1.9%
ChevronTexaco Capital Co.	3.500% 09/17/07	3,350,000	3,325,913
Devon Energy Corp.	2.750% 08/01/06	2,825,000	2,782,201
Marathon Oil Corp.	5.375% 06/01/07	2,725,000	2,779,010
		Oil & Gas Total	8,887,124
Pipelines – 0.5%
Kinder Morgan Energy Partners LP	6.750% 03/15/11	2,200,000	2,419,120
		Pipelines Total	2,419,120
		ENERGY TOTAL	11,306,244
FINANCIALS – 18.1%
Banks – 4.0%
Fifth Third Bank	2.700% 01/30/07	2,075,000	2,036,094
Marshall & Ilsley Corp.	4.375% 08/01/09	2,670,000	2,685,539
US Bancorp	3.125% 03/15/08	5,750,000	5,611,195
Wachovia Corp.	3.500% 08/15/08	3,720,000	3,655,793
Wells Fargo & Co.	3.000% 03/10/08(a)	5,000,000	4,966,400
		Banks Total	18,955,021
Diversified Financial Services – 11.6%
American Express Credit Corp.	3.000% 05/16/08	2,500,000	2,417,500
American General Finance Corp.	3.000% 11/15/06	3,000,000	2,956,170
Bear Stearns Companies, Inc.	6.500% 05/01/06	2,600,000	2,658,162
Capital One Bank	4.875% 05/15/08	1,300,000	1,314,027
Caterpillar Financial Services Corp.	3.625% 11/15/07	3,350,000	3,314,791
CIT Group, Inc.	4.125% 02/21/06	1,700,000	1,704,556
Citigroup, Inc.	6.750% 12/01/05	2,700,000	2,743,200
Countrywide Home Loans, Inc.	2.875% 02/15/07	500,000	489,245
Credit Suisse First Boston USA, Inc.	4.625% 01/15/08	1,630,000	1,649,772
Ford Motor Credit Co.	7.375% 10/28/09	3,600,000	3,491,712
General Motors Acceptance Corp.	7.750% 01/19/10	1,230,000	1,156,348
Goldman Sachs Group, Inc.	4.125% 01/15/08	2,560,000	2,562,765
Household Finance Corp.	6.400% 06/17/08	3,225,000	3,412,211

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
John Deere Capital Corp.	4.625% 04/15/09	2,200,000	2,222,770
JPMorgan Chase & Co.	3.800% 10/02/09	2,500,000	2,452,950
Lehman Brothers Holdings, Inc.	4.000% 01/22/08	2,500,000	2,490,650
Merrill Lynch & Co., Inc.	4.125% 01/15/09	2,500,000	2,489,550
Morgan Stanley	3.875% 01/15/09	2,400,000	2,365,320
Pitney Bowes Credit Corp.	5.750% 08/15/08	1,525,000	1,594,082
Security Capital Group, Inc.	7.150% 06/15/07	6,315,000	6,675,650
USA Education, Inc.	5.625% 04/10/07	4,000,000	4,114,160
	Diversified Financial Services Total		54,275,591
Insurance – 1.1%
Allstate Financial Global Funding II	2.625% 10/22/06(b)	2,950,000	2,893,950
Genworth Financial, Inc.	4.750% 06/15/09	2,010,000	2,046,883
		Insurance Total	4,940,833
Real Estate Investment Trusts – 0.4%
Health Care Property Investors, Inc.	6.875% 06/08/05	2,075,000	2,075,955
	Real Estate Investment Trusts Total		2,075,955
Savings & Loans – 1.0%
Washington Mutual, Inc.	4.200% 01/15/10	2,855,000	2,824,223
World Savings Bank	4.125% 03/10/08	2,000,000	1,999,140
	Savings & Loans Total		4,823,363
	FINANCIALS TOTAL		85,070,763
INDUSTRIALS – 2.9%
Aerospace & Defense – 0.9%
Boeing Co.	8.100% 11/15/06	1,820,000	1,925,196
United Technologies Corp.	4.875% 11/01/06	2,475,000	2,508,536
	Aerospace & Defense Total		4,433,732
Environmental Control – 0.5%
Waste Management, Inc.	7.125% 10/01/07	2,430,000	2,569,312
	Environmental Control Total		2,569,312
Miscellaneous Manufacturing – 0.4%
Honeywell International, Inc.	5.125% 11/01/06	1,620,000	1,645,677
	Miscellaneous Manufacturing Total		1,645,677
Transportation – 1.1%
Canadian National Railway Co.	6.450% 07/15/06(a)	910,000	934,597
CSX Corp.	6.460% 06/22/05	2,250,000	2,253,533

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Union Pacific Corp.	3.875% 02/15/09	1,825,000	1,798,045
	Transportation Total		4,986,175
	INDUSTRIALS TOTAL		13,634,896
TECHNOLOGY – 0.6%
Computers – 0.6%
International Business Machines Corp.	2.375% 11/01/06	2,700,000	2,644,785
	Computers Total		2,644,785
	TECHNOLOGY TOTAL		2,644,785
UTILITIES – 1.7%
Electric – 1.5%
Exelon Generation Co.	6.950% 06/15/11	1,850,000	2,064,415
Scottish Power PLC	4.910% 03/15/10	2,400,000	2,423,304
Virginia Electric and Power Co.	5.375% 02/01/07	2,400,000	2,447,448
		Electric Total	6,935,167
Gas – 0.2%
Sempra Energy	4.750% 05/15/09	1,150,000	1,157,809
	Gas Total		1,157,809
	UTILITIES TOTAL		8,092,976
	Total Corporate Fixed-Income Bonds & Notes (cost of $165,338,543)		163,530,304
Mortgage-Backed Securities – 22.1%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 8.3%
Federal Home Loan Mortgage Corp.
	3.000% 06/15/09	2,384,604	2,378,166
	4.000% 07/15/14–10/15/26	18,400,000	18,290,262
	6.000% 06/15/31	997,398	1,016,119
	7.000% 06/15/22	200,499	200,217
	8.500% 09/15/06	23,364	23,334
Federal National Mortgage Association
	(c) 05/25/23	1,295,000	1,016,653
	3.640% 09/25/18(a)	2,455,495	2,455,985
	5.000% 04/25/31	5,799,650	5,825,705
	6.000% 01/25/16–12/18/27	197,699	198,037
	8.000% 10/25/06	8,318	8,486
Government National Mortgage Association
	3.500% 12/20/26	6,557,763	6,526,435
	5.000% 05/16/27	708,562	716,830

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Sears Corp.	8.500% 04/01/17	72,552	72,559
Small Business Administration	3.375% 06/25/22(a)	523,420	526,412
	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		39,255,200
MORTGAGE-BACKED SECURITIES – 13.8%
Federal Home Loan Mortgage Corp.
	4.000% 05/01/11	5,759,595	5,701,878
	5.000% 09/01/19-05/01/34	6,830,299	6,890,571
	5.500% 05/01/17-07/01/19	6,511,285	6,692,207
	6.000% 10/01/06-08/01/17	760,414	786,432
	7.000% 05/01/19	506	514
	7.500% 09/01/15	189,685	201,097
	8.500% 07/01/30	138,542	151,143
Federal National Mortgage Association
	4.500% 06/16/20(d)	27,420,000	27,291,455
	5.000% 08/01/19-06/01/20	9,799,103	9,919,041
	5.500% 02/01/18	3,293,664	3,384,555
	6.000% 03/01/09-05/01/17	1,689,751	1,744,526
	6.500% 03/01/12-07/01/32	108,808	113,431
	7.500% 08/01/15	137,940	146,267
	8.000% 05/01/15-07/01/31	378,786	407,176
Government National Mortgage Association
	6.500% 09/15/13-11/15/33	830,236	870,515
	7.000% 11/15/13-08/15/29	293,451	310,420
	MORTGAGE-BACKED SECURITIES TOTAL		64,611,228
	Total Mortgage-Backed Securities (cost of $103,787,747)		103,866,428
Collateralized Mortgage Obligations – 20.8%
COLLATERALIZED MORTGAGE OBLIGATIONS – 17.6%
Bank of America Mortgage Securities	5.250% 02/25/18(e)	1,740,089	1,745,031
Bear Stearns Adjustable Rate Mortgage Trust	3.515% 06/25/34(a)	3,583,400	3,766,655
Countrywide Alternative Loan Trust	3.490% 03/25/34(a)	1,384,772	1,382,785
Countrywide Home Loan Mortgage Pass Through Trust
	3.490% 08/25/18(a)	9,533,055	9,484,056
	3.590% 03/25/34(a)	6,578,639	6,585,415
	5.000% 01/25/18	691,016	690,919
First Horizon Asset Securities, Inc.
	3.540% 06/25/18(a)	2,158,069	2,167,003

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	3.590% 03/25/18(a)	6,191,756	6,223,149
GMAC Mortgage Corporation Loan Trust	3.590% 05/25/18(a)	4,220,855	4,223,978
Ocwen Residential MBS Corp.	7.000% 10/25/40(f)	101,963	102,646
PNC Mortgage Securities Corp.	(c) 04/28/27	9,595	9,116
Residential Accredit Loans, Inc.
	3.490% 06/25/34(a)	9,121,832	9,121,832
	3.690% 07/25/32(a)	134,624	134,772
Residential Asset Securitization Trust	3.540% 02/25/34(a)	9,870,592	9,879,179
Residential Funding Mortgage Securities I, Inc.	3.490% 07/25/18(a)	8,873,465	8,885,622
SACO I, Inc.	7.000% 08/25/36(b)	585,145	587,017
Structured Asset Securities Corp.
	5.500% 05/25/33-07/25/33	796,546	802,316
	5.750% 04/25/33	3,739,390	3,748,591
	6.000% 09/25/32	97,914	97,266
Washington Mutual Mortgage Securities Corp.	3.590% 03/25/18-06/25/18(a)	7,190,916	7,228,543
Wells Fargo Mortgage-Backed Securities Trust	5.250% 08/25/33	5,825,075	5,877,442
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		82,743,333
COMMERCIAL MORTGAGE BACKED SECURITIES – 3.2%
CS First Boston Mortgage Securities Corp.	6.480% 05/17/40	5,000,000	5,266,000
LB-UBS Commercial Mortgage Trust	5.642% 12/15/25	2,003,420	2,064,063
Nationslink Funding Corp.	6.888% 11/10/30	2,630,000	2,775,123
Prudential Securities Secured Financing Corp.	6.480% 11/01/31	4,430,000	4,661,822
	COMMERCIAL MORTGAGE BACKED SECURITIES TOTAL		14,767,008
	Total Collateralized Mortgage Obligations (cost of $97,320,639)		97,510,341
Asset-Backed Securities – 9.4%
ABFS Mortgage Loan Trust	4.428% 12/15/33	117,499	113,871
Advanta Mortgage Loan Trust	7.750% 10/25/26	45,568	46,028
AmeriCredit Automobile Receivables Trust	5.370% 06/12/08	380,557	382,545
Amresco Residential Securities Mortgage Loan Trust
	3.330% 07/25/28(a)	194,349	195,423
	3.510% 06/25/27(a)	49,605	49,614
CIT Equipment Collateral	2.200% 03/20/08	3,050,000	3,010,297

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Cityscape Home Equity Loan Trust
	7.380% 07/25/28	182,440	182,325
	7.410% 05/25/28	68,695	68,658
First Alliance Mortgage Loan Trust	6.680% 06/25/25	231,318	230,775
Harley-Davidson Motorcycle Trust	3.090% 06/15/10	1,198,249	1,187,465
IMC Home Equity Loan Trust
	7.080% 08/20/28	123,841	123,716
	7.310% 11/20/28	101,329	101,383
	7.500% 04/25/26	659,547	670,429
	7.520% 08/20/28	524,587	524,440
KeyCorp Student Loan Trust
	3.471% 10/25/25(a)	12,080,000	12,172,170
	3.878% 01/27/23(a)(b)	3,266,232	3,289,684
Morgan Stanley Dean Witter	3.510% 11/25/32(a)	331,277	336,905
Nissan Auto Receivables Owner Trust	4.600% 09/17/07	1,242,058	1,247,361
Novastar Home Equity Loan	3.460% 02/25/34(a)	1,280,868	1,284,839
Residential Asset Mortgage Products	3.430% 09/25/33(a)	1,691,436	1,698,185
Residential Funding Mortgage Securities 11, Inc.	3.380% 08/25/33(a)	130,168	130,441
SLM Student Loan Trust
	3.598% 01/25/10(a)	802,168	803,006
	3.928% 07/25/11(a)	6,030,000	6,032,533
	4.048% 01/25/13(a)	8,950,000	9,231,679
University Support Services, Inc.	3.370% 09/20/15(a)	1,084,388	1,093,584
	Total Asset-Backed Securities (cost of $44,003,944)		44,207,356
Government Agencies & Obligations – 9.3%
FOREIGN GOVERNMENT BONDS – 2.0%
Government of Canadian Bond	6.750% 08/28/06	1,000,000	1,037,920
Province of Ontario	3.500% 09/17/07	3,500,000	3,467,765
Province of Quebec	6.500% 01/17/06	1,100,000	1,120,031
Republic of Italy	2.500% 03/31/06	1,950,000	1,932,996
United Mexican States	4.625% 10/08/08	2,000,000	2,010,000
	FOREIGN GOVERNMENT BONDS TOTAL		9,568,712
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 7.3%
A.I.D. Morocco	3.531% 05/01/23(a)	450,000	446,985
Federal Home Loan Bank
	2.250% 09/13/05	5,300,000	5,283,247
	3.000% 05/15/06(g)	500,000	496,976
U.S. Treasury Inflation Index Note	3.625% 01/15/08	14,468,039	15,427,111
U.S. Treasury Note
	3.375% 10/15/09	8,670,000	8,545,030

	Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
3.500% 11/15/06	4,140,000	4,139,193
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL	34,338,542
	Total Government Agencies & Obligations (cost of $44,284,389)	43,907,254
Short-Term Obligation – 9.3%
Repurchase agreement with State Street Bank & Trust Co., dated 05/31/05, due 06/01/05 at 2.900%, collateralized by a U.S. Treasury Note maturing 05/15/10, market value of $44,345,625 (repurchase proceeds $43,475,502)	43,472,000	43,472,000

	Total Short-Term Obligation (cost of $43,472,000)	43,472,000

	Total Investments – 105.7% (cost of $498,207,262)(h)	496,493,683

	Other Assets & Liabilities, Net – (5.7)%	(26,960,534)

	Net Assets – 100.0%	469,533,149

Notes to Investment Portfolio:
*

Security Valuation:
Debt securities generally are valued by a pricing service approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflect the rate at May 31, 2005.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $6,873,297, which represents 1.5% of net assets.

(c)	Zero coupon bond.

(d)	Security purchased on a delayed delivery basis

(e)	Investments in affiliates during the period ended May 31, 2005: Security name:

	Bank of America Mortgage Securities 5.250% 02/25/18
	Par as of 08/31/04:		$2,252,966
	Par purchased:		$—
	Par sold:		$512,877
	Par as of 5/31/05:		$1,740,089
	Net realized gain or loss:		$—
	Interest income earned:		$76,285
	Value at end of period:		$1,745,031

(f)	Security pledged as collateral for open future contracts.

(g)	Cost for federal income tax purposes is $498,207,262.

(h)	Unrealized appreciation and depreciation at May 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$1,721,717	$(3,435,296)	$(1,713,579)

At May 31, 2005, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation

2-Year U.S. Treasury Notes	245	$50,982,969	$50,848,984	Jun-2005	$(133,985)

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Short Term Bond Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005